UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2013 – March 31, 2013

Item 1.  Schedule of Investments.

ADAMS HARKNESS SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2013 (Unaudited)

AF		Security
AF	Shares	Description	Value
Common Stock - 97.4%
Biotechnology - 5.4%
	3,558	Alnylam Pharmaceuticals, Inc. (a)	$86,708
	10,985	Endocyte, Inc. (a)	136,763
	3,460	Incyte Corp., Ltd. (a)	80,999
	5,615	Isis Pharmaceuticals, Inc. (a)	95,118
	15,035	Neurocrine Biosciences, Inc. (a)	182,525
	1,599	Pharmacyclics, Inc. (a)	128,576
			710,689
Business Services - 4.8%
	1,255	CoStar Group, Inc. (a)	137,372
	2,770	ExactTarget, Inc. (a)	64,458
	1,040	Guidewire Software, Inc. (a)	39,978
	3,977	United Rentals, Inc. (a)	218,616
	6,980	WageWorks, Inc. (a)	174,709
			635,133
Consumer Discretionary - 18.3%
	1,500	Allegiant Travel Co.	133,170
	2,825	American Woodmark Corp. (a)	96,135
	2,085	Angie's List, Inc. (a)	41,200
	7,005	Bloomin' Brands, Inc. (a)	125,179
	1,945	Brunswick Corp.	66,558
	2,430	Chuy's Holdings, Inc. (a)	79,169
	6,406	Conn's, Inc. (a)	229,975
	3,085	Deckers Outdoor Corp. (a)	171,804
	1,450	Five Below, Inc. (a)	54,941
	3,105	HomeAway, Inc. (a)	100,912
	6,485	KB Home	141,178
	1,550	Lithia Motors, Inc., Class A	73,594
	3,495	Lumber Liquidators Holdings, Inc. (a)	245,419
	1,175	OpenTable, Inc. (a)	74,002
	890	Shutterfly, Inc. (a)	39,311
	519	SodaStream International, Ltd. (a)	25,763
	6,110	Spirit Airlines, Inc. (a)	154,950
	21,125	Standard Pacific Corp. (a)	182,520
	1,645	The Ryland Group, Inc.	68,465
	2,725	Tile Shop Holdings, Inc. (a)	57,252
	2,390	Trex Co., Inc. (a)	117,540
	6,205	TRI Pointe Homes, Inc. (a)	125,031
			2,404,068
Energy - 5.8%
	3,840	Bonanza Creek Energy, Inc. (a)	148,493
	3,275	Forum Energy Technologies, Inc. (a)	94,189
	1,025	Gulfport Energy Corp. (a)	46,976
	7,460	Hercules Offshore, Inc. (a)	55,353
	2,805	PBF Energy, Inc.	104,262
	3,490	PDC Energy, Inc. (a)	172,999
	5,925	US Silica Holdings, Inc.	139,711
			761,983
Financial Services - 7.3%
	1,090	AMERISAFE, Inc.	38,739
	4,145	Financial Engines, Inc.	150,132
	1,215	Piper Jaffray Cos. (a)	41,675
	1,895	Portfolio Recovery Associates, Inc. (a)	240,513
	8,450	Radian Group, Inc.	90,499
	13,025	The Bancorp, Inc. (a)	180,396
	15,585	Western Alliance Bancorp. (a)	215,696
			957,650
Health-Care - 17.6%
	3,730	Abaxis, Inc.	176,504
	9,320	Acadia Healthcare Co., Inc. (a)	273,915
	14,465	AMN Healthcare Services, Inc. (a)	228,981
	910	athenahealth, Inc. (a)	88,306
	5,400	BioScrip, Inc. (a)	68,634
	11,175	Capital Senior Living Corp. (a)	295,355
	2,185	Conceptus, Inc. (a)	52,768
	1,105	Cyberonics, Inc. (a)	51,725
	12,245	DexCom, Inc. (a)	204,736
	7,530	Endologix, Inc. (a)	121,609
	4,320	ICON PLC (a)	139,493
	1,310	Medidata Solutions, Inc. (a)	75,954
	1,115	Molina Healthcare, Inc. (a)	34,420
	300	MWI Veterinary Supply, Inc. (a)	39,678
	5,225	Quidel Corp. (a)	124,094
	5,900	Spectranetics Corp. (a)	109,327
	4,535	Team Health Holdings, Inc. (a)	164,983
	4,195	Vanguard Health Systems, Inc. (a)	62,380
			2,312,862
Industrials - 14.7%
	2,425	Apogee Enterprises, Inc.	70,204
	4,045	Beacon Roofing Supply, Inc. (a)	156,380
	1,000	Eagle Materials, Inc.	66,630
	425	Genesee & Wyoming, Inc., Class A (a)	39,572
	12,080	Gentherm, Inc. (a)	197,870
	9,025	H&E Equipment Services, Inc.	184,110
	16,155	Headwaters, Inc. (a)	176,090
	1,735	IPG Photonics Corp.	115,221
	610	Lindsay Corp.	53,790
	6,330	MasTec, Inc. (a)	184,519
	695	Middleby Corp. (a)	105,744
	1,420	Polypore International, Inc. (a)	57,056
	4,765	Proto Labs, Inc. (a)	233,961
	6,955	Swift Transportation Co. (a)	98,622
	4,490	The ExOne Co. (a)	150,415
	1,930	USG Corp. (a)	51,029
			1,941,213
Materials - 1.8%
	2,525	Boise Cascade Co. (a)	85,698
	4,481	Celadon Group, Inc.	93,474
	1,410	H.B. Fuller Co.	55,103
			234,275
Retail - 4.2%
	6,645	Fifth & Pacific Co., Inc. (a)	125,458
	5,575	Francesca's Holdings Corp. (a)	159,779
	1,595	Mattress Firm Holding Corp. (a)	55,091
	2,030	Michael Kors Holdings, Ltd. (a)	115,284
	3,745	Titan Machinery, Inc. (a)	103,924
			559,536
Semiconductors and Semiconductor Equipment - 0.5%
	3,440	Advanced Energy Industries, Inc. (a)	62,952

Software - 1.8%
	7,285	Aspen Technology, Inc. (a)	235,233

Technology - 15.2%
	4,197	Aruba Networks, Inc. (a)	103,834
	4,015	Cavium, Inc. (a)	155,822
	2,615	CommVault Systems, Inc. (a)	214,378
	7,220	Cornerstone OnDemand, Inc. (a)	246,202
	3,875	Cray, Inc. (a)	89,939
	2,870	Exar Corp. (a)	30,135
	1,370	Imperva, Inc. (a)	52,745
	3,520	Infoblox, Inc. (a)	76,384
	10,485	Ixia (a)	226,895
	1,065	NetSuite, Inc. (a)	85,264
	2,665	Power Integrations, Inc.	115,688
	3,110	Proofpoint, Inc. (a)	52,435
	3,325	QLIK Technologies, Inc. (a)	85,885
	2,845	Ruckus Wireless, Inc. (a)	59,745
	4,240	Shutterstock, Inc. (a)	190,715
	2,250	SPS Commerce, Inc. (a)	96,007
	2,950	Ultratech, Inc. (a)	116,613
			1,998,686
Total Common Stock
(Cost $10,577,740)			12,814,280
Total Investments - 97.4%
(Cost $10,577,740)*			$12,814,280
Other Assets & Liabilities, Net – 2.6%			343,750
Net Assets – 100.0%			$13,158,030

PLC	Public Limited Company
(a)	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation		$2,262,944
Gross Unrealized Depreciation		(26,404)
Net Unrealized Appreciation		$2,236,540

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$12,814,280
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$12,814,280

The Level 1 value displayed in this table is Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no transfers between Level 1 and Level 2 for the period ended March 31, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

POLARIS GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2013 (Unaudited)

	Security
Shares	Description			Value
Common Stock - 99.1%
Australia - 1.0%
30,900	BHP Billiton PLC, ADR			$1,794,054

Belgium - 1.2%
15,936	Solvay SA, Class A			2,158,173

Canada - 1.9%
85,437	Methanex Corp.			3,481,063

Finland - 3.6%
39,488	Kone Oyj, Class B			3,105,397
38,520	Konecranes Oyj			1,271,455
103,010	YIT Oyj			2,145,706
				6,522,558
France - 4.7%
19,265	Christian Dior SA			3,195,514
106,100	Etablissements Maurel et Prom			1,853,740
42,941	Imerys SA			2,795,682
62,939	Transgene SA (a)			668,824
				8,513,760
Germany - 9.6%
26,900	BASF SE			2,355,796
168,900	Deutsche Telekom AG			1,785,297
109,890	Freenet AG			2,670,050
37,600	Hannover Rueck SE			2,949,210
12,500	Muenchener Rueckversicherungs AG, Class R			2,337,775
77,500	Symrise AG			3,070,706
45,016	Wincor Nixdorf AG			2,236,022
				17,404,856
Hong Kong - 1.1%
2,196,000	Guangdong Investment, Ltd.			1,929,356

India - 1.1%
35,905	Infosys, Ltd., ADR			1,935,639

Ireland - 3.3%
104,342	CRH PLC			2,303,190
2,265,677	Greencore Group PLC			3,640,531
				5,943,721

Israel - 1.1%
52,800	Teva Pharmaceutical Industries, Ltd., ADR			2,095,104

Italy - 2.5%
114,389	Lottomatica Group SpA			2,687,721
283,950	Trevi Finanziaria Industriale SpA			1,947,301
				4,635,022
Japan - 5.0%
90,900	Asahi Group Holdings, Ltd.			2,171,712
64,800	KDDI Corp.			2,701,864
46,916	MEIJI Holdings Co., Ltd.			2,145,572
1,341,000	Showa Denko KK			2,008,615
				9,027,763
Norway - 1.2%
152,696	DNB ASA			2,239,167

Republic Of South Korea - 1.9%
2,544	Samsung Electronics Co., Ltd.			3,452,669

South Africa - 1.2%
50,270	Sasol, Ltd.			2,226,897

Sweden - 5.1%
305,200	Duni AB, Class A			2,903,745
80,302	Investor AB, Class B			2,319,147
42,300	Loomis AB			785,431
78,200	Svenska Handelsbanken AB, Class A			3,342,060
				9,350,383
Switzerland - 1.5%
37,600	Novartis AG			2,671,569

Thailand - 1.1%
921,550	Thai Oil PCL			2,013,973

United Kingdom - 11.5%
945,302	Barratt Developments PLC (a)			3,937,005
235,618	BBA Aviation PLC			921,875
188,588	Bellway PLC			3,716,553
207,576	Persimmon PLC			3,371,640
311,520	Rexam PLC			2,496,863
88,814	Standard Chartered PLC			2,298,846
3,040,022	Taylor Wimpey PLC			4,198,817
				20,941,599
United States - 39.5%
50,200	ALLETE, Inc.			2,460,804
185,050	Ameris Bancorp (a)			2,655,467
152,404	Astoria Financial Corp.			1,502,703
121,920	BNC Bancorp			1,221,638
62,400	Brookline Bancorp, Inc.			570,336
139,467	Brooks Automation, Inc.			1,419,774
37,851	Carter's, Inc. (a)			2,167,727
169,774	Colony Bankcorp, Inc. (a)			920,175
62,200	Forest Laboratories, Inc. (a)			2,366,088
538,514	Frontier Communications Corp.			2,143,286
27,667	General Dynamics Corp.			1,950,800
37,400	H.J. Heinz Co.			2,702,898
94,038	Hewlett-Packard Co.			2,241,866
90,924	Independent Bank Corp.			2,963,213
112,063	International Bancshares Corp.			2,330,910
179,565	Mac-Gray Corp.			2,298,432
67,982	Marathon Oil Corp.			2,292,353
29,091	Marathon Petroleum Corp.			2,606,554
68,000	Microsoft Corp.			1,945,480
36,344	NextEra Energy, Inc.			2,823,202
27,200	Peoples Bancorp, Inc.			609,008
18,865	Praxair, Inc.			2,104,202
42,933	Quest Diagnostics, Inc.			2,423,568
77,801	Questcor Pharmaceuticals, Inc.			2,531,645
177,097	Southwest Bancorp, Inc. (a)			2,224,338
28,155	The Chubb Corp.			2,464,407
26,100	The J.M. Smucker Co.			2,588,076
121,400	The Western Union Co.			1,825,856
41,284	UnitedHealth Group, Inc.			2,361,858
129,700	Univest Corp. of Pennsylvania			2,259,374
33,351	Verizon Communications, Inc.			1,639,202
102,838	Webster Financial Corp.			2,494,850
36,600	WellPoint, Inc.			2,424,018
269,200	Xerox Corp.			2,315,120
				71,849,228
Total Common Stock
(Cost $159,469,023)				180,186,554
	Security
Principal	Description	Rate	Maturity	Value
Short-Term Investments - 0.0%
Certificates of Deposit - 0.0%
$32,833	Middlesex Federal Savings Bank	0.50%	12/15/13	32,833
32,683	Stoneham Savings Bank	1.00	11/24/13	32,683
Total Certificates of Deposit
(Cost $65,516)				65,516
Total Short-Term Investments
(Cost $65,516)				65,516
Total Investments - 99.1%
(Cost $159,534,539)*				$180,252,070
Other Assets & Liabilities, Net – 0.9%				1,566,054
Net Assets – 100.0%				$181,818,124

ADR	American Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
(a)	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation		$43,709,006
Gross Unrealized Depreciation		(22,991,475)
Net Unrealized Appreciation		$20,717,531

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013.

	Level 1	Level 2	Level 3	Total
Investments At Value
Common Stock
Australia	$1,794,054	$-	$-	$1,794,054
Belgium	2,158,173	-	-	2,158,173
Canada	3,481,063	-	-	3,481,063
Finland	6,522,558	-	-	6,522,558
France	8,513,760	-	-	8,513,760
Germany	17,404,856	-	-	17,404,856
Hong Kong	1,929,356	-	-	1,929,356
India	1,935,639	-	-	1,935,639
Ireland	5,943,721	-	-	5,943,721
Israel	2,095,104	-	-	2,095,104
Italy	4,635,022	-	-	4,635,022
Japan	9,027,763	-	-	9,027,763
Norway	2,239,167	-	-	2,239,167
Republic Of South Korea	3,452,669	-	-	3,452,669
South Africa	2,226,897	-	-	2,226,897
Sweden	9,350,383	-	-	9,350,383
Switzerland	2,671,569	-	-	2,671,569
Thailand	-	2,013,973	-	2,013,973
United Kingdom	20,941,599	-	-	20,941,599
United States	71,849,228	-	-	71,849,228
Certificates of Deposit	-	65,516	-	65,516
Total Investments At Value	$178,172,581	$2,079,489	$-	$180,252,070

There were no transfers between Level 1 and Level 2 for the period ended March 31, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

THE BEEHIVE FUND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2013 (Unaudited)

		Security
	Shares	Description	Value
Common Stock - 98.5%
Consumer Discretionary - 18.5%
	89,400	Comcast Corp., Class A	$3,755,694
	69,210	Delphi Automotive PLC	3,072,924
	189,680	Digital Generation, Inc. (a)	1,219,642
	123,830	Imax Corp. (a)	3,309,976
	100,930	Johnson Controls, Inc.	3,539,615
	41,450	Starbucks Corp.	2,360,992
			17,258,843
Energy - 12.1%
	44,361	Devon Energy Corp.	2,502,848
	107,940	Marathon Oil Corp.	3,639,737
	36,590	Schlumberger, Ltd.	2,740,225
	63,675	The Williams Cos., Inc.	2,385,265
			11,268,075
Financials - 21.7%
	53,580	ACE, Ltd.	4,767,013
	60,985	Aon PLC	3,750,577
	90,191	CIT Group, Inc. (a)	3,921,505
	125,194	MetLife, Inc.	4,759,876
	105,040	SunTrust Banks, Inc.	3,026,202
			20,225,173
Health Care Equipment and Services - 3.0%
	38,645	Baxter International, Inc.	2,807,173

Industrials - 10.7%
	91,010	Republic Services, Inc.	3,003,330
	29,280	The Boeing Co.	2,513,688
	51,560	United Parcel Service, Inc., Class B	4,429,004
			9,946,022
Materials - 2.0%
	38,620	Carpenter Technology Corp.	1,903,580

Pharmaceuticals, Biotechnology and Life Sciences - 11.7%
	133,160	Amarin Corp PLC, ADR (a)	986,715
	13,220	Celgene Corp. (a)	1,532,330
	53,790	Life Technologies Corp. (a)	3,476,448
	63,680	Thermo Fisher Scientific, Inc.	4,870,883
			10,866,376
Software & Services - 15.3%
	111,354	Broadridge Financial Solutions, Inc.	2,766,033
	4,406	Google, Inc., Class A (a)	3,498,496
	119,285	Microsoft Corp.	3,412,744
	140,160	Oracle Corp.	4,532,775
			14,210,048
Technology Hardware & Equipment - 3.5%
	7,452	Apple, Inc.	3,298,479

Total Common Stock
(Cost $74,103,379)			$91,783,769

Money Market Funds - 1.4%
	1,317,434	Fidelity Institutional Cash Money Market Fund, 0.10% (b) (Cost $1,317,454)	1,317,434

Total Investments - 99.9%
(Cost $75,420,813)*			$93,101,203
Other Assets & Liabilities, Net – 0.1%			50,199
Net Assets – 100.0%			$93,151,402

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of March 31, 2013.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation			$20,025,745
Gross Unrealized Depreciation			(2,345,355)
Net Unrealized Appreciation			$17,680,390

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$91,783,769
Level 2 - Other Significant Observable Inputs	1,317,434
Level 3 - Significant Unobservable Inputs	-
Total	$93,101,203

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is Money Market Funds. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no transfers between Level 1 and Level 2 for the period ended March 31, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
((a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	May 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	May 6, 2013

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	May 6, 2013